Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 877,127
Ending balance	888,596	$ 13,648	₨ 877,127
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,634,494	25,104	1,503,887
Additions	84,650	1,300	136,055
Transfer during the year from exploration and evaluation assets	1,985	30	10,611
Disposals/ adjustments	(8,575)	(132)	(5,680)
Acquisition through business combination	13,846	213
Foreign exchange	12,621	194	(10,379)
Ending balance	1,739,021	26,709	1,634,494
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	903,997	13,884	853,348
Charge for the year	74,588	1,146	61,137
Disposals/ adjustments	(7,542)	(116)	(3,389)
Foreign exchange	7,202	110	(11,324)
Impairment(Charge/ (reversal))	11,625	179	4,225
Ending balance	989,870	15,203	903,997
Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	730,497
Ending balance	749,151	11,506	730,497
Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,630
Ending balance	139,445	$ 2,142	146,630
E & E assets (Mining properties) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	170,465		152,004
Additions	16,231		9,441
Transfer during the year from exploration and evaluation assets			9,508
Disposals/ adjustments	(1)		(2,302)
Foreign exchange	4,170		1,814
Ending balance	190,865		170,465
E & E assets (Mining properties) [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,605		77,721
Charge for the year	10,573		7,631
Disposals/ adjustments	0		(1,397)
Foreign exchange	1,453		650
Impairment(Charge/ (reversal))	41,140
Ending balance	137,771		84,605
E & E assets (Mining properties) [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85,860
Ending balance	53,094		85,860
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	106,542		104,284
Additions	1,823		2,356
Disposals/ adjustments	(48)		(562)
Acquisition through business combination	3,140
Foreign exchange	1,241		464
Ending balance	112,698		106,542
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,077		17,345
Charge for the year	3,088		4,087
Disposals/ adjustments	0		(708)
Foreign exchange	732		353
Impairment(Charge/ (reversal))	823
Ending balance	25,720		21,077
Land and buildings [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85,465
Ending balance	86,978		85,465
Property and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	713,598		599,163
Additions	56,789		114,533
Disposals/ adjustments	(8,201)		(2,078)
Acquisition through business combination	10,510
Foreign exchange	4,914		1,980
Ending balance	777,610		713,598
Property and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	207,823		185,734
Charge for the year	30,604		21,299
Disposals/ adjustments	(7,296)		(640)
Foreign exchange	3,091		1,430
Impairment(Charge/ (reversal))	1,847
Ending balance	236,069		207,823
Property and equipment [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	505,775
Ending balance	541,541		505,775
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	633,757		638,508
Additions	9,078		8,863
Transfer during the year from exploration and evaluation assets	1,985		1,103
Disposals/ adjustments	(140)
Foreign exchange	2,110		(14,717)
Ending balance	646,790		633,757
Oil and Gas Properties[member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	584,258		566,368
Charge for the year	29,694		27,487
Disposals/ adjustments	(140)
Foreign exchange	1,827		(13,822)
Impairment(Charge/ (reversal))	(32,216)		4,225
Ending balance	583,423		584,258
Oil and Gas Properties[member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,499
Ending balance	63,367		49,499
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,132		9,928
Additions	729		862
Disposals/ adjustments	(185)		(738)
Acquisition through business combination	196
Foreign exchange	186		80
Ending balance	11,058		10,132
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,234		6,180
Charge for the year	629		633
Disposals/ adjustments	(105)		(644)
Foreign exchange	98		65
Impairment(Charge/ (reversal))	31
Ending balance	6,887		6,234
Others [member] | Net book value of property, plant and equipment before Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,898
Ending balance	₨ 4,171		₨ 3,898